UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Municipal Income 2019 Fund

March 31, 2018

M19-QTLY-0518
1.932722.106

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Arizona - 4.5%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.):
Series 2012 B, 5% 6/1/19	$270,000	$280,257
Series 2015 A, 5% 6/1/19	1,000,000	1,037,990
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	363,626
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,028,560
Series 2017, 5% 7/1/18	475,000	478,981
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	670,839
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2009, 6.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	450,000	475,781
Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	519,780

TOTAL ARIZONA		4,855,814

California - 2.1%
California Health Facilities Fing. Auth. Rev. Series 2011 A, 5% 3/1/19	615,000	633,376
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	349,224
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (a)	1,000,000	1,029,690
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	226,994

TOTAL CALIFORNIA		2,239,284

Connecticut - 2.9%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Lawrence & Memorial Hosp. Proj.) Series 2011 F, 5% 7/1/19	1,825,000	1,894,423
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/19	500,000	519,965
Series 2012 J, 4% 7/1/19	450,000	460,494
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/19 (a)	200,000	207,218

TOTAL CONNECTICUT		3,082,100

Florida - 14.5%
Broward County School Board Ctfs. of Prtn.:
Series 2011 A, 5% 7/1/19	3,040,000	3,161,022
Series 2012 A, 5% 7/1/19	1,000,000	1,039,810
Series 2015 A, 5% 7/1/19	500,000	519,905
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	290,000	300,745
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	500,000	519,525
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	520,155
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	935,000	973,167
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	462,480
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/19	1,100,000	1,135,860
Hillsborough County School Board Ctfs. of Prtn.:
Series 2016, 5% 7/1/19	650,000	676,124
Series 2017 A, 5% 7/1/19	500,000	520,095
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013, 5% 7/1/19	315,000	327,540
Series 2014 B, 5% 7/1/19	250,000	259,953
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/19	1,525,000	1,579,717
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19	1,440,000	1,488,470
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,040,820
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	523,260
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	255,000	267,171
5% 10/1/19 (Escrowed to Maturity)	245,000	256,880

TOTAL FLORIDA		15,572,699

Georgia - 0.2%
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	204,938
Illinois - 2.8%
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	350,000	361,974
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,020,540
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/19	600,000	616,446
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,036,090

TOTAL ILLINOIS		3,035,050

Indiana - 0.2%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	260,425
Iowa - 0.8%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19 (Escrowed to Maturity)	870,000	893,299
Louisiana - 1.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	1,000,000	1,037,760
Louisiana Pub. Facilities Auth. (Ochsner Clinic Foundation Proj.) Series 2017, 4% 5/15/19	225,000	230,117
Louisiana Pub. Facilities Auth. Rev. Series 2009 A, 5% 7/1/19	250,000	259,668

TOTAL LOUISIANA		1,527,545

Maryland - 1.7%
Maryland Health & Higher Edl. Facilities Auth. Rev. 5% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	800,000	832,152
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (a)	1,000,000	1,036,000

TOTAL MARYLAND		1,868,152

Massachusetts - 1.1%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2015 O2, 5% 7/1/19	505,000	525,230
Series 2016, 5% 7/1/19	575,000	594,205

TOTAL MASSACHUSETTS		1,119,435

Michigan - 6.2%
Brandon School District Series 2016 A, 4% 5/1/19	1,000,000	1,023,580
Chippewa Valley Schools Series 2016 A, 5% 5/1/19	675,000	698,828
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/19	1,000,000	1,035,080
Farmington Pub. School District Gen. Oblig. 5% 5/1/19 (FSA Insured)	750,000	776,475
Grand Rapids Pub. Schools Series 2016, 5% 5/1/19 (FSA Insured)	1,335,000	1,379,936
Royal Oak City School District 5% 5/1/19	700,000	724,941
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,035,630

TOTAL MICHIGAN		6,674,470

Minnesota - 0.8%
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	804,060
Missouri - 0.2%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	257,555
Nevada - 1.4%
Clark County School District Series 2012 A, 5% 6/15/19	1,280,000	1,326,976
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	175,000	173,476

TOTAL NEVADA		1,500,452

New Jersey - 9.3%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2015 B, 5% 7/1/19	1,700,000	1,766,181
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	105,000	108,099
Series 2014 PP, 5% 6/15/19	3,630,000	3,748,737
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	628,323
New Jersey Edl. Facility:
(Ramapo College, Proj.) Series 2017 A, 3% 7/1/19 (FSA Insured)	325,000	329,492
(Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/19	305,000	316,794
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/19	500,000	519,650
Series 2016 A, 5% 7/1/19	140,000	144,624
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	314,763
Series 2012 AA, 5% 6/15/19	2,000,000	2,065,420

TOTAL NEW JERSEY		9,942,083

New Mexico - 0.6%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	624,564
New York - 19.2%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	285,049
City of Auburn Gen. Oblig. Rfdg. Bonds Series 2016, 3% 6/1/19	1,135,000	1,150,697
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	255,798
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1:
5% 7/15/19	410,000	427,519
5% 7/15/19 (Escrowed to Maturity)	590,000	614,137
New York Dorm. Auth. Revs. Series 2009, 5.25% 7/1/33 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,043,380
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	273,663
New York Thruway Auth. Gen. Rev.:
Series 2013 A, 5% 5/1/19	13,650,000	14,133,340
Series II, 4% 5/1/19	1,000,000	1,024,770
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,029,690
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	363,934

TOTAL NEW YORK		20,601,977

North Carolina - 0.6%
Charlotte Int'l. Arpt. Rev.:
Series 2017 B, 5% 7/1/19 (a)	155,000	160,994
Series 2017 C, 4% 7/1/19	425,000	437,295

TOTAL NORTH CAROLINA		598,289

Ohio - 1.4%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/19	600,000	622,164
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	849,453

TOTAL OHIO		1,471,617

Oklahoma - 1.5%
Payne County Independent School District # 16:
Series 2017 A, 3% 6/1/19	380,000	385,917
Series 2017 B, 3% 6/1/19	1,195,000	1,213,606

TOTAL OKLAHOMA		1,599,523

Oregon - 1.0%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (a)	1,000,000	1,027,060
Pennsylvania - 11.0%
Butler County Hosp. Auth. Hosp. Rev. (Butler Memorial Hosp., Proj.) Series 2009 B, 7.25% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700,000	1,814,104
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	103,599
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	404,016
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Catholic Health Initiatives Proj.) Series 2009 A, 5.125% 6/1/33 (Pre-Refunded to 6/1/19 @ 100)	180,000	186,820
Pennsylvania Gen. Oblig.:
Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	650,000	679,107
Series 2009, 5% 7/1/19	5,000,000	5,200,950
Pennsylvania Higher Edl. Facilities Auth. Rev. (PA St Sys. of Higher Ed. Proj.) Series 2012, 5% 6/15/19	425,000	441,320
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	103,867
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,040,690
Shamokin-Coal Township Jt Swr. Auth. Series 2015 B, 4% 7/1/19	270,000	277,171
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	828,608
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	695,829

TOTAL PENNSYLVANIA		11,776,081

Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/19	620,000	639,307
Texas - 6.8%
Humble Independent School District Series 2003, 3.75% 6/15/19	2,000,000	2,049,900
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	1,860,000	1,936,148
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (b)	2,805,000	2,812,041
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	522,165

TOTAL TEXAS		7,320,254

Utah - 1.9%
Utah Associated Muni. Pwr. Sys. Rev. Series 2012, 5% 4/1/19	2,015,000	2,078,070
Virginia - 0.9%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (b)	500,000	498,015
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	500,000	498,700

TOTAL VIRGINIA		996,715

Washington - 0.2%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/19	125,000	128,149
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	112,738

TOTAL WASHINGTON		240,887

West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	505,000	503,025
Wisconsin - 1.6%
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (b)	1,675,000	1,717,411
TOTAL MUNICIPAL BONDS
(Cost $105,208,864)		105,032,141
TOTAL INVESTMENT IN SECURITIES - 97.9%
(Cost $105,208,864)		105,032,141
NET OTHER ASSETS (LIABILITIES) - 2.1%		2,300,101
NET ASSETS - 100%		$107,332,242

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income 2021 Fund

March 31, 2018

M21-QTLY-0518
1.932724.106

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount	Value
Alabama - 2.5%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,078,330
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/21	500,000	534,875

TOTAL ALABAMA		1,613,205

Arizona - 5.7%
Glendale Gen. Oblig. Series 2017, 5% 7/1/21	250,000	273,440
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A, 5% 7/1/21 (a)	1,000,000	1,090,460
Pima County Gen. Oblig. Series 2016, 3% 7/1/21	500,000	518,015
Tempe Gen. Oblig. Series A, 4% 7/1/21	605,000	645,765
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	328,623
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	270,245
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	549,400

TOTAL ARIZONA		3,675,948

California - 4.9%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	546,440
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	543,985
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	275,845
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 B, 5% 7/1/21 (a)	225,000	246,245
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	$100,000	$110,522
Series 2011 C, 5% 5/1/21 (a)	500,000	543,615
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/21	600,000	649,758
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	276,490

TOTAL CALIFORNIA		3,192,900

Colorado - 0.6%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	384,031
Connecticut - 0.8%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	538,490
District Of Columbia - 0.8%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/21	500,000	547,870
Florida - 10.7%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	547,870
Series 2015 A, 5% 7/1/21	500,000	547,870
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	464,427
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	823,298
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	822,795
Series 2012 A, 5% 7/1/21	500,000	548,530
Hillsborough County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/21	615,000	672,662
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,086,620
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,094,090
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	356,340

TOTAL FLORIDA		6,964,502

Georgia - 3.4%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,083,610
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	270,903
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	740,391
Series 2011 B, 5% 1/1/21	85,000	91,208

TOTAL GEORGIA		2,186,112

Hawaii - 0.6%
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/21	375,000	411,773
Illinois - 7.0%
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	430,876
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/21	200,000	216,686
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	576,209
Illinois Fin. Auth. Rev. Series 2016 C, 5% 2/15/21	1,035,000	1,109,385
Illinois Gen. Oblig.:
Series 2012, 5% 3/1/21	500,000	520,290
Series 2013, 5% 7/1/21	510,000	532,925
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,081,480
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	50,000	54,441

TOTAL ILLINOIS		4,522,292

Indiana - 2.3%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	216,386
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/21 (a)	500,000	539,710
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	272,713
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	330,114
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	100,000	108,466

TOTAL INDIANA		1,467,389

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	100,000	105,991
Massachusetts - 1.4%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	270,815
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	219,678
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	426,215

TOTAL MASSACHUSETTS		916,708

Michigan - 10.0%
Battle Creek School District Series 2016, 5% 5/1/21	1,000,000	1,090,040
Brandon School District Series 2016 A, 5% 5/1/21	1,000,000	1,090,040
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/21	500,000	542,365
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	221,140
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	548,950
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,091,110
Series 2015 D1, 5% 7/1/21	500,000	543,590
Michigan Hosp. Fin. Auth. Rev. 5% 6/1/21	300,000	327,429
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/21	220,000	239,466
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	817,530

TOTAL MICHIGAN		6,511,660

Minnesota - 1.2%
Maple Grove Health Care Sys. Rev. ( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	400,000	421,640
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	315,000	341,857

TOTAL MINNESOTA		763,497

Nevada - 5.5%
Clark County Arpt. Rev. Series 2017 C, 5% 7/1/21 (a)	2,725,000	2,968,825
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	273,743
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	326,214

TOTAL NEVADA		3,568,782

New Jersey - 12.6%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	754,680
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	650,000	699,335
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	913,650
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21	325,000	349,076
Series 2015 XX:
5% 6/15/21	1,000,000	1,066,850
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	905,000	995,473
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	587,785
Series 2013 A, 5% 7/1/21	100,000	108,718
New Jersey Edl. Facility (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/21	490,000	534,325
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/21	1,000,000	1,094,750
Series 2017 A, 5% 7/1/21	170,000	185,268
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	104,593
Series 2011 B, 5% 6/15/21	750,000	801,090

TOTAL NEW JERSEY		8,195,593

New York - 3.3%
Monroe County Indl. Dev. Corp. (Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/21	325,000	357,084
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	541,955
New York Dorm. Auth. Revs.:
Series 1, 4% 7/1/21	600,000	641,208
Series 2014, 5% 7/1/21	325,000	356,223
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	219,678

TOTAL NEW YORK		2,116,148

North Carolina - 1.7%
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,090,790
Ohio - 1.7%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/21	1,000,000	1,090,140
Oregon - 1.5%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/21 (b)	230,000	240,136
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (a)	650,000	712,017

TOTAL OREGON		952,153

Pennsylvania - 5.1%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	406,414
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	717,332
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	538,085
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/21	1,000,000	1,088,820
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	544,750

TOTAL PENNSYLVANIA		3,295,401

Pennsylvania, New Jersey - 0.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	356,330
South Carolina - 1.2%
Horry County School District Series 2011, 5% 3/1/21	700,000	762,825
South Dakota - 0.4%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017, 5% 7/1/21	255,000	279,582
Tennessee - 0.8%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 4% 4/1/21	500,000	522,980
Texas - 5.7%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	273,963
5% 7/15/21	750,000	821,888
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	274,598
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	423,800
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	548,200
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	551,356
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	76,755
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (a)	200,000	219,016
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21 (Escrowed to Maturity)	500,000	545,725

TOTAL TEXAS		3,735,301

Virginia - 0.2%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	118,825
Washington - 1.8%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/21	240,000	259,999
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	730,303
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	187,570

TOTAL WASHINGTON		1,177,872

Wisconsin - 2.7%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,096,260
Wisconsin Health & Edl. Facilities:
( Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	108,522
Series 2014, 5% 5/1/21	540,000	578,583

TOTAL WISCONSIN		1,783,365

TOTAL MUNICIPAL BONDS
(Cost $62,179,608)		62,848,455
TOTAL INVESTMENT IN SECURITIES - 96.8%
(Cost $62,179,608)		62,848,455
NET OTHER ASSETS (LIABILITIES) - 3.2%		2,061,994
NET ASSETS - 100%		$64,910,449

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $240,136 or 0.4% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income 2023 Fund

March 31, 2018

M23-QTLY-0518
1.958063.104

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount	Value
Alabama - 4.7%
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	$500,000	$559,140
Series 2016 B, 5% 3/1/23	1,000,000	1,118,280

TOTAL ALABAMA		1,677,420

Arizona - 7.9%
Glendale Gen. Oblig. Series 2017, 5% 7/1/23	250,000	282,765
Maricopa County School District No. 40 (Proj. of 2011) Series 2015 D, 5% 7/1/23 (FSA Insured)	795,000	899,193
Pima County Gen. Oblig. Series 2016, 4% 7/1/23	500,000	544,855
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	507,789
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	282,765
Tucson Wtr. Rev. Series 2017, 5% 7/1/23	250,000	284,750

TOTAL ARIZONA		2,802,117

California - 4.7%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	120,000	135,140
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	285,148
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	170,120
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/23 (a)	500,000	562,635
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	285,815
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	221,932

TOTAL CALIFORNIA		1,660,790

Colorado - 0.9%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	225,924
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	114,007

TOTAL COLORADO		339,931

Connecticut - 0.5%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2011 A, 4% 7/1/23	65,000	67,791
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	111,590

TOTAL CONNECTICUT		179,381

Florida - 7.6%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	283,823
Series 2015 B, 5% 7/1/23	45,000	51,088
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	563,160
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	560,415
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	216,702
Series 2014 B, 5% 7/1/23	90,000	101,938
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	33,647
Series 2015 D, 5% 2/1/23	650,000	725,641
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	163,316

TOTAL FLORIDA		2,699,730

Georgia - 0.7%
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	234,238
Hawaii - 3.2%
Honolulu City & County Gen. Oblig. Series 2017 D, 5% 9/1/23	1,000,000	1,142,622
Illinois - 17.3%
Chicago Midway Arpt. Rev. 5% 1/1/23	400,000	446,740
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (a)	200,000	222,420
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	557,590
Illinois Fin. Auth. Rev.:
Series 2016 C, 5% 2/15/23	500,000	552,340
Series 2017, 5% 1/1/23	1,000,000	1,125,460
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	307,962
Series 2014, 5% 2/1/23	250,000	261,310
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	571,572
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	91,894
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	695,000	775,252
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	554,095
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	20,587
Series 2002:
5.7% 6/15/23	45,000	50,831
5.7% 6/15/23 (Escrowed to Maturity)	45,000	52,722
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	557,590

TOTAL ILLINOIS		6,148,365

Indiana - 2.4%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	283,213
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/23 (a)	500,000	555,815

TOTAL INDIANA		839,028

Louisiana - 1.7%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	606,933
Massachusetts - 2.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	58,318
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/23	230,000	256,650
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (a)	500,000	564,210

TOTAL MASSACHUSETTS		879,178

Michigan - 4.0%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	56,534
Grand Traverse County Hosp. Series 2014 C, 5% 7/1/23	390,000	440,907
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	310,000	350,790
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/23	500,000	562,555

TOTAL MICHIGAN		1,410,786

Minnesota - 0.8%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	279,335
Nevada - 4.7%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/23 (a)	1,000,000	1,126,840
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	124,207
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	427,956

TOTAL NEVADA		1,679,003

New Jersey - 5.6%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	277,495
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	595,425
Series 2015 XX, 5% 6/15/23	250,000	271,638
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	111,795
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	227,270
Series 2013, 5% 7/1/23	200,000	226,740
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	286,358

TOTAL NEW JERSEY		1,996,721

New York - 5.0%
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	113,900
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	391,101
Series 2014 B, 5% 7/1/23	285,000	318,468
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	600,103
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	341,064

TOTAL NEW YORK		1,764,636

Ohio - 3.1%
Cleveland Arpt. Sys. Rev. 5% 1/1/23 (FSA Insured)	500,000	558,425
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	439,044
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	111,734

TOTAL OHIO		1,109,203

Oregon - 1.5%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23 (b)	250,000	262,863
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (a)	250,000	283,425

TOTAL OREGON		546,288

Pennsylvania - 4.7%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	345,140
Pennsylvania Gen. Oblig.:
Series 2013, 5% 4/1/23	250,000	279,050
Series 2014, 5% 7/1/23	500,000	560,280
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	113,211
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/23	340,000	376,390

TOTAL PENNSYLVANIA		1,674,071

Rhode Island - 0.8%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	278,313
South Dakota - 0.5%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	169,896
Tennessee - 1.5%
Tennessee Engy Acq Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (c)	500,000	534,315
Texas - 4.1%
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	281,885
Series 2015 D, 5% 5/15/23	500,000	563,770
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	336,774
Series 2015 B, 5% 1/1/23	250,000	280,645

TOTAL TEXAS		1,463,074

Virginia - 0.6%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	222,170
Washington - 4.2%
Port of Seattle Rev. Series 2013, 5% 7/1/23 (a)	250,000	280,793
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (a)	300,000	333,483
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	325,827
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	141,536
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	424,031

TOTAL WASHINGTON		1,505,670

Wisconsin - 1.6%
Wisconsin Health & Edl. Facilities (Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	560,280
TOTAL MUNICIPAL BONDS
(Cost $34,419,334)		34,403,494
TOTAL INVESTMENT IN SECURITIES - 96.8%
(Cost $34,419,334)		34,403,494
NET OTHER ASSETS (LIABILITIES) - 3.2%		1,129,187
NET ASSETS - 100%		$35,532,681

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $262,863 or 0.7% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income 2025 Fund

March 31, 2018

M25-QTLY-0518
1.9885833.100

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Arizona - 8.6%
Glendale Gen. Oblig. Series 2017, 5% 7/1/25	250,000	290,630
Glendale Trans. Excise Tax Rev. 5% 7/1/25 (FSA Insured)	75,000	87,082
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (a)	$250,000	$288,840
Series 2017 B, 5% 7/1/25	250,000	292,253
Tucson Wtr. Rev. Series 2017, 5% 7/1/25	250,000	292,978

TOTAL ARIZONA		1,251,783

California - 7.4%
California Muni. Fin. Auth. Rev. Series 2017 A, 5% 7/1/25	410,000	469,913
Poway Unified School District Series 2009, 0% 8/1/25	40,000	32,579
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (a)	250,000	287,595
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	250,000	282,675

TOTAL CALIFORNIA		1,072,762

Colorado - 1.1%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	161,806
Connecticut - 4.3%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Lawrence & Memorial Hosp., Ct Proj.) Series F, 4% 7/1/25	110,000	114,759
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	45,507
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	461,004

TOTAL CONNECTICUT		621,270

District Of Columbia - 2.0%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	292,978
Florida - 8.8%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (a)	500,000	574,265
Broward County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/25	20,000	23,308
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/25	250,000	288,485
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	46,329
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	230,826
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	115,180

TOTAL FLORIDA		1,278,393

Idaho - 0.5%
Idaho Health Facilities Auth. Rev. Series 2015 ID, 5% 12/1/25	65,000	75,731
Illinois - 18.2%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (a)	100,000	113,431
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	282,685
Cook County Forest Preservation District Series 2012 B, 5% 12/15/24	150,000	161,996
Grundy & Will Cntys Cmnty. Series 2017, 5% 2/1/25	230,000	262,621
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	145,000	160,621
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	233,678
(Presence Health Proj.) Series 2016 C, 5% 2/15/25	200,000	225,840
Illinois Gen. Oblig. Series 2013, 5.5% 7/1/25	200,000	213,080
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (FSA Insured)	185,000	148,348
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	200,000	148,690
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/25	345,000	393,690
Will County Cmnty. Unit School District #365-U Series 2012, 0% 11/1/25	375,000	293,284

TOTAL ILLINOIS		2,637,964

Indiana - 1.8%
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A, 5% 11/1/25	200,000	234,922
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	28,820

TOTAL INDIANA		263,742

Kentucky - 0.8%
Kentucky State Property & Buildings Commission Rev. (Kentucky St) Series 2016, 5% 10/1/25	100,000	114,489
Louisiana - 0.8%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (a)	100,000	114,025
Maine - 4.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 7/1/25	465,000	502,930
Series 2017 B, 4% 7/1/25	100,000	108,157

TOTAL MAINE		611,087

Maryland - 2.9%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	173,625
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 2.5% 11/1/24	250,000	250,420

TOTAL MARYLAND		424,045

Massachusetts - 8.9%
Massachusetts Dev. Fin. Agcy. Rev. (Lawrence Gen. Hosp. MA. Proj.) Series 2017, 5% 7/1/25	130,000	143,163
Massachusetts Dev. Fina (Fisher College) Series 2017, 5% 4/1/25	250,000	286,940
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	250,000	280,770
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	500,000	574,830

TOTAL MASSACHUSETTS		1,285,703

Michigan - 1.9%
Warren Consolidated School District Series 2017, 4% 5/1/25 (FSA Insured)	250,000	273,165
Missouri - 3.6%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (FSA Insured)	200,000	231,358
Series 2017 B, 5% 7/1/25 (FSA Insured) (a)	250,000	285,650

TOTAL MISSOURI		517,008

New Hampshire - 2.0%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	57,706
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	232,936

TOTAL NEW HAMPSHIRE		290,642

New Jersey - 4.2%
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	250,000	273,340
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	120,566
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	17,044
New Jersey Health Care Facilities Fing. Auth. Rev. (St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	175,000	195,216

TOTAL NEW JERSEY		606,166

New York - 1.0%
Dutchess County Local Dev. Corp. Rev. (Health Quest Sys. Proj.) Series 2016 A, 5% 7/1/25	30,000	34,704
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/25	100,000	114,119

TOTAL NEW YORK		148,823

Ohio - 4.6%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	169,307
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	160,168
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	229,084
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	112,734

TOTAL OHIO		671,293

Oregon - 1.6%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25 (b)	200,000	209,976
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/25	25,000	29,418

TOTAL OREGON		239,394

Pennsylvania - 3.2%
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	114,624
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	35,000	39,770
Pennsylvania Higher Edl. Facilities Auth. Rev. (Drexel Univ.) Series 2016, 5% 5/1/25	200,000	229,730
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	22,682
Series 2018 A, 5% 9/1/25 (c)	50,000	56,672

TOTAL PENNSYLVANIA		463,478

Tennessee - 0.2%
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	16,959
Series 2017, 5% 4/1/25	10,000	11,267

TOTAL TENNESSEE		28,226

Texas - 3.6%
Dallas County Gen. Oblig. Series 2016, 5% 8/15/25	200,000	234,914
Dallas County Util. and Reclamation District Series 2016, 5% 2/15/25	250,000	288,180

TOTAL TEXAS		523,094

Virginia - 0.2%
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/25	25,000	29,318
Wisconsin - 2.0%
Wisconsin Health & Edl. Facilities Series 2017 A:
5% 4/1/25	155,000	179,402
5% 9/1/25	100,000	112,281

TOTAL WISCONSIN		291,683

TOTAL MUNICIPAL BONDS
(Cost $14,600,765)		14,288,068
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $14,600,765)		14,288,068
NET OTHER ASSETS (LIABILITIES) - 1.6%		231,462
NET ASSETS - 100%		$14,519,530

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $209,976 or 1.4% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$895
Total	$895

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2018